Corporation Information and Basis of Presentation (Details)	12 Months Ended
Jun. 30, 2012
Agria Biotech Science Technology Co Ltd [Member]
Entity Incorporation, State Country Name	PRC
Agria Group Ltd [Member]
Entity Incorporation, State Country Name	BVI
China Victory [Member]
Entity Incorporation, State Country Name	Hong Kong
Agria Brother [Member]
Entity Incorporation, State Country Name	PRC
Agria Biotech Overseas Ltd [Member]
Entity Incorporation, State Country Name	Hong Kong
Southrich Limited [Member]
Entity Incorporation, State Country Name	BVI
Agria Singapore Pte Ltd [Member]
Entity Incorporation, State Country Name	BVI
Agria Corporation New Zealand Ltd [Member]
Entity Incorporation, State Country Name	New Zealand
Pgg Wrightson Limited [Member]
Entity Incorporation, State Country Name	New Zealand
Agriculture New Zealand Limited [Member]
Entity Incorporation, State Country Name	New Zealand
Agri Feeds Limited [Member]
Entity Incorporation, State Country Name	New Zealand
Agri Tech South America Limited [Member]
Entity Incorporation, State Country Name	New Zealand
Grasslands Innovation Limited [Member]
Entity Incorporation, State Country Name	New Zealand
Pgg Wrightson Consortia Research Limited [Member]
Entity Incorporation, State Country Name	New Zealand
Pgg Wrightson Employee Benefits Plan Trustee Limited [Member]
Entity Incorporation, State Country Name	New Zealand
Pgw Agritech Holdings Limited [Member]
Entity Incorporation, State Country Name	New Zealand
Pgw Rural Capital Limited [Member]
Entity Incorporation, State Country Name	New Zealand
Pgw Agritech New Zealand Limited [Member]
Entity Incorporation, State Country Name	New Zealand
Agriservices South America Limited [Member]
Entity Incorporation, State Country Name	New Zealand
Pgg Wrightson Real Estate Limited [Member]
Entity Incorporation, State Country Name	New Zealand
Pgg Wrightson Seeds Limited [Member]
Entity Incorporation, State Country Name	New Zealand
Pgg Wrightson Trustee Limited [Member]
Entity Incorporation, State Country Name	New Zealand
Pgw Corporate Trustee Limited [Member]
Entity Incorporation, State Country Name	New Zealand
Agricom Limited [Member]
Entity Incorporation, State Country Name	New Zealand
Pgg Wrightson Genomics Limited [Member]
Entity Incorporation, State Country Name	New Zealand
Pgw Agritech Australia Pty Limited [Member]
Entity Incorporation, State Country Name	Australia
Pgg Wrightson Real Estate Australia Pty Limited [Member]
Entity Incorporation, State Country Name	Australia
Pgg Wrightson Seeds Australia Pty Limited [Member]
Entity Incorporation, State Country Name	Australia
Auswest Seeds Pty Limited [Member]
Entity Incorporation, State Country Name	Australia
Stephen Pasture Seeds Pty Limited [Member]
Entity Incorporation, State Country Name	Australia
Juzay S [Member]
Entity Incorporation, State Country Name	Uruguay
Wrightson Pas Sa Limited [Member]
Entity Incorporation, State Country Name	Uruguay
Pgg Wrightson Uruguay Limited [Member]
Entity Incorporation, State Country Name	Uruguay
Pgw Agritech South America Sa [Member]
Entity Incorporation, State Country Name	Uruguay
Hunker Sa Ta Rural Centre [Member]
Entity Incorporation, State Country Name	Uruguay
Lanelle Sa Ta Riegoriental [Member]
Entity Incorporation, State Country Name	Uruguay
Afinlux Sa Ta Romualdo Rodriguez [Member]
Entity Incorporation, State Country Name	Uruguay
Idogal Sa Ta Veterinaria Lasplaces [Member]
Entity Incorporation, State Country Name	Uruguay
Agrosan Sa [Member]
Entity Incorporation, State Country Name	Uruguay
Alfalfares Srl [Member]
Entity Incorporation, State Country Name	Argentina
Nz Ruralco Participacoes Ltda [Member]
Entity Incorporation, State Country Name	Brazil